Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Net Assets [Abstract]
Appropriations	¥ 1,610	¥ 638
Accumulated reserves	2,248	¥ 638
Net assets not available for dividends	¥ 403,249